Leases - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Lessee, Operating lease, Extended maturity date	Jun. 30, 2023	Jun. 30, 2023